Impairment (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2020	Apr. 12, 2018
Impairment (Details) [Line Items]
Impairment charge to goodwill			$ 17,900
Equipment and construction prepayment	$ 1,461
ROU assets	80
Property, plant and equipment				$ 42,435	$ 830
Impairment loss	4,597
Purchase agreement				48,000
Deposits were reversed				$ 11,641
Useful life of impaired				5 years
Impairment reversal				$ 2,034
Estimated cost	5,000			$ 5,000	7,200			$ 9,000
Determined value					7,700
Estimated cost compared							$ 9,000
Argentina CGU [member]
Impairment (Details) [Line Items]
Operating amount		$ 79,484
Equipment and construction prepayment		48,865
ROU assets		1,648
Property, plant and equipment	$ 3,056	28,971
Decrease in revenues percentage				1.00%
Actuarial assumption of discount rates	1.00%			1.00%
Washington CGU [member]
Impairment (Details) [Line Items]
Equipment and construction prepayment
ROU assets	306
Property, plant and equipment	6,208
Impairment loss	$ 6,514
Deposits were reversed				$ 8,486
Decrease in revenues percentage				1.00%
Actuarial assumption of discount rates	1.00%			1.00%
Quebec CGU [Member]
Impairment (Details) [Line Items]
Property, plant and equipment					(970)
Impairment loss						$ 16,454
Decrease in revenues percentage				1.00%
Actuarial assumption of discount rates	1.00%			1.00%
Energy price percentage				2.00%
Useful life of impaired				1 year 6 months
Antminer S9 miners [Member]
Impairment (Details) [Line Items]
Impairment loss				$ 432
Impairment reversal				970		$ 890
Canaan Avalon A10 miners, Antminer T15 miners and Antminer S15 miners [Member]
Impairment (Details) [Line Items]
Impairment loss				113
Suni’s Mineral [Member]
Impairment (Details) [Line Items]
Property, plant and equipment				$ 4,200	$ 1,800
Determined value		3,250
Impairment value		4,200					$ 1,800
Suni’s Mineral [Member] | Bottom of Range [Member]
Impairment (Details) [Line Items]
Estimated cost		3,000
Suni’s Mineral [Member] | Top of Range [Member]
Impairment (Details) [Line Items]
Estimated cost		$ 7,200